Earnings per share (Details) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Earnings Per Share [Abstract]
Net income for earnings per share	$ 12,494,557	$ 39,907,860
Weighted average shares used in basic computation	21,093,525	20,962,091
Diluted effect of warrants		59,164
Weighted average shares used in diluted computation	21,093,525	21,021,255
Earnings per share - Basic	$ 0.59	$ 1.90
Earnings per share - Diluted	$ 0.59	$ 1.90